Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 Seventh Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Commercial Mortgage Securities LLC and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to BBCMS 2020-ATL Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2020-ATL (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on one (1) mortgage loan (the “Mortgage Loan Asset”) secured by one (1) mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	1

procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of March 9, 2020.

•	The phrase "LIBOR Assumption" refers to the rate of 1.35000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 2, 2020 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	BBCMS 2020-ATL Accounting Tape.xlsx (provided on March 2, 2020).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Cash Management Agreement” refers to the signed cash management agreement, and/or any riders thereof.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	2

•	The phrase “Closing Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
•	The phrase “Interest Rate Cap Agreement” refers to the signed agreement indicating the interest rate cap data for the transaction.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Mezzanine A Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “STR Report” refers to the Property’s Smith Travel Research reports.
•	The phrase “Title Policy” refers to a signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From February 10, 2020 through March 2, 2020, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);

•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or

•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	3

conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Washington, D.C.

March 2, 2020

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	5

BBCMS 2020-ATL	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan #	None - Company Provided	None
2	Originator/ Seller	Loan Agreement	None
3	% of Initial Pooled Balance	Recalculation	None
4	Property Name	None - Company Provided	None
5	Street Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip Code	Appraisal Report	None
9	Number of Properties	Loan Agreement	None
10	Property Type	Appraisal Report	None
11	Property Subtype	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Keys	Underwriting File	None
15	Flag	Management Agreement	None
16	Mortgage Loan Original Balance ($)	Loan Agreement	None
17	Mortgage Loan Cut-off Balance ($)	Recalculation	None
18	Mortgage Loan Cut-off Balance ($) Per Key	Recalculation	None
19	Mortgage Loan Maturity Balance ($)	Recalculation	None
20	Mezzanine A Debt Original Balance ($)	Mezzanine A Loan Agreement	None
21	Mezzanine A Debt Cut-off Balance ($)	Recalculation	None
22	Mezzanine A Debt Maturity Balance ($)	Recalculation	None
23	Total Debt Original Balance ($)	Recalculation	None
24	Total Debt Cut-off Balance ($)	Recalculation	None
25	Total Debt Maturity Balance ($)	Recalculation	None
26	Total Debt Cut-off Balance Per Key ($)	Recalculation	None
27	Mortgage Loan Margin %	Loan Agreement	None
28	Mezzanine A Debt Margin %	Mezzanine A Loan Agreement	None
29	Total Debt Margin %	Recalculation	None
30	AssumedLIBOR	None - Company Provided	None
31	LIBORFloor %	Loan Agreement	None
32	LIBOR CapStrike Price %	Interest Rate Cap Agreement	None
33	LIBOR CapStrike Price %(after Extension)	Loan Agreement	None
34	Interest RateCap Provider	Interest Rate Cap Agreement	None
35	Mortgage Loan Rate %	Loan Agreement	None
36	Mortgage Loan Admin. Fee %	Fee Schedule	None
37	Net Mortgage Loan Rate %	Recalculation	None
38	Mezzanine A Rate %	Recalculation	None
39	Total Debt Rate %	Recalculation	None
40	Accrual Type	Loan Agreement	None
41	Amortization Type	Loan Agreement	None
42	Note Date	Loan Agreement	None
43	First Payment Date	Loan Agreement	None
44	Initial Original Term	Recalculation	None
45	Initial Remaining Term	Recalculation	None
46	Initial Maturity Date	Loan Agreement	None
47	Seasoning	Recalculation	None
48	Extension Options	Loan Agreement	None
49	Extension Spread Increase Description	Loan Agreement	None
50	Extension Test Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	6

BBCMS 2020-ATL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
51	First Extension Fee	Loan Agreement	None
52	Second Extension Fee	Loan Agreement	None
53	Third Extension Fee	Loan Agreement	None
54	Fully ExtendedOriginalTerm	Recalculation	None
55	Fully ExtendedRemainingTerm	Recalculation	None
56	Fully ExtendedMaturityDate	Loan Agreement	None
57	Payment Due Date	Loan Agreement	None
58	Grace Period (Late Payment)	Loan Agreement	None
59	Grace Period (Default)	Loan Agreement	None
60	Interest Accrual Start	Loan Agreement	None
61	Interest Accrual End	Loan Agreement	None
62	LIBOR Rounding Methodology	Loan Agreement	None
63	LIBOR Lookback Days	Loan Agreement	None
64	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
65	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
66	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
67	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
68	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
69	Mezzanine A Debt Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
70	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
71	Mezzanine A Debt Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
72	Total Debt Monthly Debt Service ($) at Loan Rate	Recalculation	$0.01
73	Total Debt Annual Debt Service ($) at Loan Rate	Recalculation	$0.01
74	Total Debt Monthly Debt Service ($) at Cap Rate	Recalculation	$0.01
75	Total Debt Annual Debt Service ($) at Cap Rate	Recalculation	$0.01
76	PrepaymentProvision (Payments)	Loan Agreement	None
77	PrepaymentProvision Comments	Loan Agreement	None
78	Release Provisions (Y/N)	Loan Agreement	None
79	Partial Collateral Release Description	Loan Agreement	None
80	Portfolio As-Is Appraised Value ($)	*Not Applicable	None
81	Property As-Is Appraised Value ($)	Appraisal Report	None
82	Property As-Is Appraised Value ($) Per Key	Recalculation	None
83	As-Is Appraisal Date	Appraisal Report	None
84	Portfolio Stabilized Appraised Value ($)	*Not Applicable	None
85	Property Stabilized Appraised Value ($)	Appraisal Report	None
86	Property Stabilized Appraised Value ($) Per Key	Recalculation	None
87	Stabilized Appraisal Date	Appraisal Report	None
88	Environmental Report Date	Environmental Report	None
89	Engineering Report Date	Engineering Report	None
90	Portfolio Mortgage Loan Cut-off Date LTV %	*Not Applicable	None
91	Portfolio Mortgage Loan Maturity Date LTV %	*Not Applicable	None
92	Portfolio Total Debt Cut-off Date LTV %	*Not Applicable	None
93	Portfolio Total Debt Maturity Date LTV %	*Not Applicable	None
94	Property Mortgage Loan Cut-off Date LTV %	Recalculation	0.10%
95	Property Mortgage Loan Maturity Date LTV %	Recalculation	0.10%
96	Property Total Debt Cut-off Date LTV %	Recalculation	0.10%

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	7

BBCMS 2020-ATL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
97	Property Total Debt Maturity Date LTV %	Recalculation	0.10%
98	2015 Occupancy	Recalculation	0.10%
99	2015 ADR ($)	STR Report	None
100	2015 RevPAR ($)	Recalculation	$0.01
101	2015 Available Rooms	Underwriting File	None
102	2015 Occupied Rooms	Underwriting File	None
103	2015 STR Comp. Set Occupancy	STR Report	0.10%
104	2015 STR Comp. Set ADR ($)	STR Report	None
105	2015 STR Comp. Set RevPAR ($)	STR Report	None
106	2015 Occupancy Penetration	Recalculation	None
107	2015 ADR Penetration	Recalculation	None
108	2015 RevPAR Penetration	Recalculation	None
109	2015 Revenues ($)	Underwriting File	$1.00
110	2015 Total Expenses ($)	Underwriting File	$1.00
111	2015 NOI ($)	Recalculation	$1.00
112	2015 NCF ($)	Underwriting File	$1.00
113	2016 Occupancy	Recalculation	0.10%
114	2016 ADR ($)	STR Report	None
115	2016 RevPAR ($)	Recalculation	$0.01
116	2016 Available Rooms	Underwriting File	None
117	2016 Occupied Rooms	Underwriting File	None
118	2016 STR Comp. Set Occupancy	STR Report	0.10%
119	2016 STR Comp. Set ADR ($)	STR Report	None
120	2016 STR Comp. Set RevPAR ($)	STR Report	None
121	2016 Occupancy Penetration	Recalculation	None
122	2016 ADR Penetration	Recalculation	None
123	2016 RevPAR Penetration	Recalculation	None
124	2016 Revenues ($)	Underwriting File	$1.00
125	2016 Total Expenses ($)	Underwriting File	$1.00
126	2016 NOI ($)	Recalculation	$1.00
127	2016 NCF ($)	Underwriting File	$1.00
128	2017 Occupancy	Recalculation	0.10%
129	2017 ADR ($)	STR Report	None
130	2017 RevPAR ($)	Recalculation	$0.01
131	2017 Available Rooms	Underwriting File	None
132	2017 Occupied Rooms	Underwriting File	None
133	2017 STR Comp. Set Occupancy	STR Report	0.10%
134	2017 STR Comp. Set ADR ($)	STR Report	None
135	2017 STR Comp. Set RevPAR ($)	STR Report	None
136	2017 Occupancy Penetration	Recalculation	None
137	2017 ADR Penetration	Recalculation	None
138	2017 RevPAR Penetration	Recalculation	None
139	2017 Revenues ($)	Underwriting File	$1.00
140	2017 Total Expenses ($)	Underwriting File	$1.00
141	2017 NOI ($)	Recalculation	$1.00
142	2017 NCF ($)	Underwriting File	$1.00
143	2018 Occupancy	Recalculation	0.10%
144	2018 ADR ($)	STR Report	None
145	2018 RevPAR ($)	Recalculation	$0.01
146	2018 Available Rooms	Underwriting File	None
147	2018 Occupied Rooms	Underwriting File	None
148	2018 Comp. Set Occupancy	STR Report	0.10%
149	2018 STR Comp. Set ADR ($)	STR Report	None
150	2018 STR Comp. Set RevPAR ($)	STR Report	None

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	8

BBCMS 2020-ATL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
151	2018 Occupancy Penetration	Recalculation	None
152	2018 ADR Penetration	Recalculation	None
153	2018 RevPAR Penetration	Recalculation	None
154	2018 Revenues ($)	Underwriting File	$1.00
155	2018 Total Expenses ($)	Underwriting File	$1.00
156	2018 NOI ($)	Recalculation	$1.00
157	2018 NCF ($)	Underwriting File	$1.00
158	TTM Occupancy	Recalculation	0.10%
159	TTM ADR ($)	STR Report	None
160	TTM RevPAR ($)	Recalculation	$0.01
161	TTM Available Rooms	Underwriting File	None
162	TTM Occupied Rooms	Underwriting File	None
163	TTM Comp. Set Occupancy	STR Report	0.10%
164	TTM STR Comp. Set ADR ($)	STR Report	None
165	TTM STR Comp. Set RevPAR ($)	STR Report	None
166	TTM Occupancy Penetration	Recalculation	None
167	TTM ADR Penetration	Recalculation	None
168	TTM RevPAR Penetration	Recalculation	None
169	TTM Revenues ($)	Underwriting File	$1.00
170	TTM Total Expenses ($)	Underwriting File	$1.00
171	TTM NOI ($)	Recalculation	$1.00
172	TTM NCF ($)	Underwriting File	$1.00
173	TTM As of Date	Underwriting File	None
174	Mortgage Loan TTM NOI DSCR at Loan Rate	Recalculation	0.01x
175	Mortgage Loan TTM NCF DSCR at Loan Rate	Recalculation	0.01x
176	Mortgage Loan TTM NOI DSCR at Cap Rate	Recalculation	0.01x
177	Mortgage Loan TTM NCF DSCR at Cap Rate	Recalculation	0.01x
178	Mortgage Loan TTM NOI Debt Yield %	Recalculation	0.10%
179	Mortgage Loan TTM NCF Debt Yield %	Recalculation	0.10%
180	Total Debt TTM NOI DSCR at Loan Rate	Recalculation	0.01x
181	Total Debt TTM NCF DSCR at Loan Rate	Recalculation	0.01x
182	Total Debt TTM NOI DSCR at Cap Rate	Recalculation	0.01x
183	Total Debt TTM NCF DSCR at Cap Rate	Recalculation	0.01x
184	Total Debt TTM NOI Debt Yield %	Recalculation	0.10%
185	Total Debt TTM NCF Debt Yield %	Recalculation	0.10%
186	UW Occupancy	Recalculation	0.10%
187	UW ADR ($)	Underwriting File	None
188	UW RevPAR ($)	Recalculation	$0.01
189	UW Available Rooms	Underwriting File	None
190	UW Occupied Rooms	Underwriting File	None
191	UW Revenues ($)	Underwriting File	$1.00
192	UW Total Expenses ($)	Underwriting File	$1.00
193	UW NOI ($)	Recalculation	$1.00
194	UW FF&E ($)	Underwriting File	$1.00
195	UW NCF ($)	Underwriting File	$1.00
196	Mortgage Loan UW NOI DSCR at Loan Rate	Recalculation	0.01x
197	Mortgage Loan UW NCF DSCR at Loan Rate	Recalculation	0.01x
198	Mortgage Loan UW NOI DSCR at Cap Rate	Recalculation	0.01x
199	Mortgage Loan UW NCF DSCR at Cap Rate	Recalculation	0.01x
200	Mortgage Loan UW NOI Debt Yield %	Recalculation	0.10%
201	Mortgage Loan UW NCF Debt Yield %	Recalculation	0.10%
202	Total Debt UW NOI DSCR at Loan Rate	Recalculation	0.01x
203	Total Debt UW NCF DSCR at Loan Rate	Recalculation	0.01x
204	Total Debt UW NOI DSCR at Cap Rate	Recalculation	0.01x

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	9

BBCMS 2020-ATL	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
205	Total Debt UW NCF DSCR at Cap Rate	Recalculation	0.01x
206	Total Debt UW NOI Debt Yield %	Recalculation	0.10%
207	Total Debt UW NCF Debt Yield %	Recalculation	0.10%
208	Title Type	Title Policy	None
209	PML %	*Not Applicable	None
210	SeismicReport Date	*Not Applicable	None
211	UPFRONT ESCROWUpfront CapexReserve ($)	Loan Agreement, Closing Statement	None
212	Upfront Engin.Reserve ($)	Loan Agreement, Closing Statement	None
213	Upfront FF&EReserve ($)	Loan Agreement, Closing Statement	None
214	Upfront RE TaxReserve ($)	Loan Agreement, Closing Statement	None
215	Upfront Ins.Reserve ($)	Loan Agreement, Closing Statement	None
216	Upfront OtherReserve ($)	Loan Agreement, Closing Statement	None
217	Upfront Other ReserveDescription	Loan Agreement	None
218	MONTHLY ESCROWMonthly CapexReserve ($)	Loan Agreement, Closing Statement	None
219	Monthly FF&EReserve ($)	Loan Agreement, Closing Statement	None
220	Monthly RE TaxReserve ($)	Loan Agreement, Closing Statement	None
221	Monthly Ins.Reserve ($)	Loan Agreement, Closing Statement	None
222	Monthly OtherReserve ($)	Loan Agreement, Closing Statement	None
223	Monthly Other ReserveDescription	Loan Agreement	None
224	LoanPurpose	Closing Statement	None
225	Borrower	Loan Agreement	None
226	SPE (Y/N)	Loan Agreement	None
227	Principal / Carveout Guarantor	Guaranty Agreement	None
228	Lockbox (Y/N)	Cash Management Agreement	None
229	Lockbox Type	Cash Management Agreement	None
230	CashManagement	Cash Management Agreement	None
231	Assumption Fee	Loan Agreement	None
232	Future Debt Permitted (Y/N)	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	10

BBCMS 2020-ATL	EXHIBIT B
Loan File Review Procedures

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
3	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
17	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
18	Mortgage Loan Cut-off Balance ($) Per Key	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) No. of Keys.
19	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Original Balance ($).
21	Mezzanine A Debt Cut-off Balance ($)	Set equal to Mezzanine A Debt Original Balance ($).
22	Mezzanine A Debt Maturity Balance ($)	Set equal to Mezzanine A Debt Original Balance ($).
23	Total Debt Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine A Debt Original Balance ($).
24	Total Debt Cut-off Balance ($)	Set equal to Total Debt Original Balance ($).
25	Total Debt Maturity Balance ($)	Set equal to Total Debt Original Balance ($).
26	Total Debt Cut-off Balance Per Key ($)	Quotient of (i) Total Debt Cut-off Balance ($) and (ii) No. of Keys.
29	Total Debt Margin %	Quotient of (i) sum of the (A) product of (1) Mortgage Loan Margin % and (2) Mortgage Loan Cut-off Date Balance ($) and (B) product of (1) Mezzanine A Debt Margin % and (2) Mezzanine A Debt Cut-off Balance ($) and (ii) Total Debt Cut-off Balance ($).
37	Net Mortgage Loan Rate %	Difference between (i) Mortgage Loan Admin. Fee % and (ii) Mortgage Loan Rate %.
38	Mezzanine A Rate %	Sum of (i) Mezzanine A Debt Margin % and (ii) Assumed LIBOR.
39	Total Debt Rate %	Quotient of (i) sum of the (A) product of (1) Mortgage Loan Rate % and (2) Mortgage Loan Cut-off Date Balance ($) and (B) product of (1) Mezzanine A Debt Rate % and (2) Mezzanine A Debt Cut-off Balance ($) and (ii) Total Debt Cut-off Balance ($).
44	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
45	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
47	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
54	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
55	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
64	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
65	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Cut-off Balance ($) at Loan Rate, (ii) Mortgage Loan Rate % and (iii) Accrual Type.
66	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
67	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) product of (A) sum of (1) Mortgage Loan Margin % and (2) LIBOR Cap Strike Price % and (B) Mortgage Loan Cut-off Balance ($) and (ii) Accrual Type.
68	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mezzanine A Debt Annual Debt Service ($) at Loan Rate and (ii) 12.
69	Mezzanine A Debt Annual Debt Service ($) at Loan Rate	Product of (i) Mezzanine A Debt Cut-off Balance ($) at Loan Rate, (ii) Mezzanine A Rate % and (iii) Accrual Type.
70	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mezzanine A Debt Annual Debt Service ($) at Cap Rate and (ii) 12.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	11

BBCMS 2020-ATL	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Recalculation Methodology
71	Mezzanine A Debt Annual Debt Service ($) at Cap Rate	Product of (i) product of (A) sum of (1) Mezzanine A Margin % and (2) LIBOR Cap Strike Price % and (B) Mezzanine A Debt Cut-off Balance ($) and (ii) Accrual Type.
72	Total Debt Monthly Debt Service ($) at Loan Rate	Quotient of (i) Total Debt Annual Debt Service ($) at Loan Rate and (ii) 12.
73	Total Debt Annual Debt Service ($) at Loan Rate	Sum of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) Mezzanine Debt Annual Debt Service ($) at Loan Rate.
74	Total Debt Monthly Debt Service ($) at Cap Rate	Quotient of (i) Total Debt Annual Debt Service ($) at Cap Rate and (ii) 12.
75	Total Debt Annual Debt Service ($) at Cap Rate	Sum of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) Mezzanine Debt Annual Debt Service ($).
82	Property As-Is Appraised Value ($) Per Key	Quotient of (i) Property As-Is Appraised Value ($) and (ii) No. of Keys.
86	Property Stabilized Appraised Value ($) Per Key	Quotient of (i) Property Stabilized Appraised Value ($) and (ii) No. of Keys.
94	Property Mortgage Loan Cut-off Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Property As-Is Appraised Value ($).
95	Property Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) Property As-Is Appraised Value ($).
96	Property Total Debt Cut-off Date LTV %	Quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) Property As-Is Appraised Value ($).
97	Property Total Debt Maturity Date LTV %	Quotient of (i) Total Debt Maturity Balance ($) and (ii) Property As-Is Appraised Value ($).
98	2015 Occupancy	Quotient of (i) 2015 Occupied Rooms and (ii) 2015 Available Rooms.
100	2015 RevPAR ($)	Product of (i) 2015 Occupied Rooms and (ii) 2015 ADR ($).
106	2015 Occupancy Penetration	Quotient of (i) 2015 Occupancy and (ii) 2015 STR Comp. Set Occupancy.
107	2015 ADR Penetration	Quotient of (i) 2015 ADR ($) and (ii) 2015 STR Comp. Set ADR ($).
108	2015 RevPAR Penetration	Quotient of (i) 2015 RevPAR ($) and (ii) 2015 STR Comp. Set RevPAR ($).
111	2015 NOI ($)	Difference between (i) 2015 Revenues ($) and (ii) 2015 Total Expenses ($).
113	2016 Occupancy	Quotient of (i) 2016 Occupied Rooms and (ii) 2016 Available Rooms.
115	2016 RevPAR ($)	Product of (i) 2016 Occupied Rooms wand (ii) 2016 ADR ($).
121	2016 Occupancy Penetration	Quotient of (i) 2016 Occupancy and (ii) 2016 STR Comp. Set Occupancy.
122	2016 ADR Penetration	Quotient of (i) 2016 ADR ($) and (ii) 2016 STR Comp. Set ADR ($).
123	2016 RevPAR Penetration	Quotient of (i) 2016 RevPAR ($) and (ii) 2016 STR Comp. Set RevPAR ($).
126	2016 NOI ($)	Difference between (i) 2016 Revenues ($) and (ii) 2016 Total Expenses ($).
128	2017 Occupancy	Quotient of (i) 2017 Occupied Rooms and (ii) 2017 Available Rooms.
130	2017 RevPAR ($)	Product of (i) 2017 Occupied Rooms and (ii) 2017 ADR ($).
136	2017 Occupancy Penetration	Quotient of (i) 2017 Occupancy and (ii) 2017 STR Comp. Set Occupancy.
137	2017 ADR Penetration	Quotient of (i) 2017 ADR ($) and (ii) 2017 STR Comp. Set ADR ($).
138	2017 RevPAR Penetration	Quotient of (i) 2017 RevPAR ($) and (ii) 2017 STR Comp. Set RevPAR ($).
141	2017 NOI ($)	Difference between (i) 2017 Revenues ($) and (ii) 2017 Total Expenses ($).
143	2018 Occupancy	Quotient of (i) 2018 Occupied Rooms and (ii) 2018 Available Rooms.
145	2018 RevPAR ($)	Product of (i) 2018 Occupied Rooms and (ii) 2018 ADR ($).
151	2018 Occupancy Penetration	Quotient of (i) 2018 Occupancy and (ii) 2018 STR Comp. Set Occupancy.
152	2018 ADR Penetration	Quotient of (i) 2018 ADR ($) and (ii) 2018 STR Comp. Set ADR ($).

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	12

BBCMS 2020-ATL	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Recalculation Methodology
153	2018 RevPAR Penetration	Quotient of (i) 2018 RevPAR ($) and (ii) 2018 STR Comp. Set RevPAR ($).
156	2018 NOI ($)	Difference between (i) 2018 Revenues ($) and (ii) 2018 Total Expenses ($).
158	TTM Occupancy	Quotient of (i) TTM Occupied Rooms and (ii) TTM Available Rooms.
160	TTM RevPAR ($)	Product of (i) TTM Occupied Rooms and (ii) TTM ADR ($).
166	TTM Occupancy Penetration	Quotient of (i) TTM Occupancy and (ii) TTM Comp. Set Occupancy.
167	TTM ADR Penetration	Quotient of (i) TTM ADR ($) and (ii) TTM STR Comp. Set ADR ($).
168	TTM RevPAR Penetration	Quotient of (i) TTM RevPAR ($) and (ii) TTM STR Comp. Set RevPAR ($).
171	TTM NOI ($)	Difference between (i) TTM Revenues ($) and (ii) TTM Total Expenses ($).
174	Mortgage Loan TTM NOI DSCR at Loan Rate	Computation in which the respective loan's TTM NOI ($) was divided by the Mortgage Loan Annual Debt Service ($) at Loan Rate.
175	Mortgage Loan TTM NCF DSCR at Loan Rate	Quotient of (i) TTM NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
176	Mortgage Loan TTM NOI DSCR at Cap Rate	Quotient of (i) TTM NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
177	Mortgage Loan TTM NCF DSCR at Cap Rate	Quotient of (i) TTM NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
178	Mortgage Loan TTM NOI Debt Yield %	Quotient of (i) TTM NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
179	Mortgage Loan TTM NCF Debt Yield %	Quotient of (i) TTM NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).
180	Total Debt TTM NOI DSCR at Loan Rate	Quotient of (i) TTM NOI ($) and (ii) Total Debt Annual Debt Service ($) at Loan Rate.
181	Total Debt TTM NCF DSCR at Loan Rate	Quotient of (i) TTM NCF ($) and (ii) Total Debt Annual Debt Service ($) at Loan Rate.
182	Total Debt TTM NOI DSCR at Cap Rate	Quotient of (i) TTM NOI ($) and (ii) Total Debt Annual Debt Service ($) at Cap Rate.
183	Total Debt TTM NCF DSCR at Cap Rate	Quotient of (i) TTM NCF ($) and (ii) Total Debt Annual Debt Service ($) at Cap Rate.
184	Total Debt TTM NOI Debt Yield %	Quotient of (i) TTM NOI ($) and (ii) Total Debt Cut-off Balance ($).
185	Total Debt TTM NCF Debt Yield %	Quotient of (i) TTM NCF ($) and (ii) Total Debt Cut-off Balance ($).
186	UW Occupancy	Quotient of (i) UW Occupied Rooms and (ii) UW Available Rooms.
188	UW RevPAR ($)	Product of (i) UW Occupied Rooms and (ii) UW ADR ($).
193	UW NOI ($)	Difference between (i) UW Revenues ($) and (ii) UW Total Expenses ($).
196	Mortgage Loan UW NOI DSCR at Loan Rate	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
197	Mortgage Loan UW NCF DSCR at Loan Rate	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
198	Mortgage Loan UW NOI DSCR at Cap Rate	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
199	Mortgage Loan UW NCF DSCR at Cap Rate	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
200	Mortgage Loan UW NOI Debt Yield %	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
201	Mortgage Loan UW NCF Debt Yield %	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).
202	Total Debt UW NOI DSCR at Loan Rate	Quotient of (i) UW NOI ($) and (ii) Total Debt Annual Debt Service ($) at Loan Rate.
203	Total Debt UW NCF DSCR at Loan Rate	Quotient of (i) UW NCF ($) and (ii) Total Debt Annual Debt Service ($) at Loan Rate.
204	Total Debt UW NOI DSCR at Cap Rate	Quotient of (i) UW NOI ($) and (ii) Total Debt Annual Debt Service ($) at Cap Rate.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	13

BBCMS 2020-ATL	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Recalculation Methodology
205	Total Debt UW NCF DSCR at Cap Rate	Quotient of (i) UW NCF ($) and (ii) Total Debt Annual Debt Service ($) at Cap Rate.
206	Total Debt UW NOI Debt Yield %	Quotient of (i) UW NOI ($) and (ii) Total Debt Cut-off Balance ($).
207	Total Debt UW NCF Debt Yield %	Quotient of (i) UW NCF ($) and (ii) Total Debt Cut-off Balance ($).

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington, D.C. 20005
T: (202) 414-1000, F: (202) 414-1301 www.pwc.com	14